Earnings / (loss) per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Earnings / (loss) per Share [Abstract]
Net (loss) / income	$ 37,490	$ (3,383)	$ 221
Dividends on Series C preferred shares	(743)	0	0
Dividends to non-vested participating securities	(667)	0	(95)
Undistributed earnings to non-vested participating securities	(994)	0	0
Net (loss) / income attributable to common stockholders	35,086	(3,383)	126
Undistributed earnings to non-vested participating securities	994	0	0
Undistributed earnings reallocated to non-vested participating securities	(621)	0	0
Effect of Series C preferred shares	476	0	0
Net (loss) / income attributable to common shareholders, diluted	$ 35,935	$ (3,383)	$ 126
Weighted average common shares outstanding - basic (in shares)	4,503,397	8,711,951	8,359,487
Effect of dilutive securities [Abstract]
Dilutive effect of Series C preferred shares (in shares)	2,796,164	0	0
Weighted average common shares outstanding - diluted (in shares)	7,299,561	8,711,951	8,359,487
Net (loss) / income per share attributable to common shareholders, basic (in dollars per share)	$ 7.79	$ (0.39)	$ 0.02
Net (loss) / income per share attributable to common shareholders, diluted (in dollars per share)	$ 4.92	$ (0.39)	$ 0.02